UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

c/o Nanking Road Capital Management, LLC
111 Gillett Street
Hartford, CT 06105

(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3604
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

ITEM 1.                      SCHEDULE OF INVESTMENTS

TAIWAN GREATER CHINA FUND
PORTFOLIO HIGHLIGHTS (Unaudited) / September 30, 2010

Security Classifications			Ten Largest Holdings
		Value		Percent of
Percent of Net Assets		(000)	Company	Net Assets

Common Stock	98.10%	$ 78,583	Hon Hai Precision Industry Co., Ltd.	11.27%
Short-Term Securities	0.32	254	Taiwan Semiconductor Manufacturing Co., Ltd.	6.35
Total Investments	98.42	78,837	MediaTek Inc.	6.13
Other Assets (Less Liabilities)	1.58	1,264	Nan Ya Plastics Corp.	5.00
Net Assets	100.00%	$ 80,101	Formosa Plastics Corp.	4.57
			China Steel Corp.	4.55
			AU Optronics Corp.	4.12
			Delta Electronics Inc.	3.55
			Formosa Chemicals & Fiber Corp.	3.22
			HTC Corp.	2.79

Industry Diversification
		Percent of
Ten Largest Sectors		Net Assets

Computer Systems & Hardware		20.24%
Semiconductors		16.73
Plastics		12.79
Electronic Components		11.43
Flat-Panel Displays		5.92
Food		4.95
Steel		4.66
Computer Peripherals/ODM		4.37
Financial Services		3.58
Cement		2.81

SCHEDULE OF INVESTMENTS (Unaudited) / September 30, 2010

COMMON STOCK — 98.10%
Shares			% of Net Assets	U.S. Dollar Value
Cement — 2.81%
905,043		Asia Cement Corp.	1.15	$ 921,447
1,248,373		Taiwan Cement Corp.	1.66	1,332,853
				2,254,300
Computer Peripherals/ODM — 4.37%
173,909		Chicony Electronics Co., Ltd.	0.46	366,908
98,535		HTC Corp.	2.79	2,233,204
712,896		Lite-on Technology Corp.	1.12	897,871
				3,497,983
Computer Systems & Hardware — 20.24%
431,828		Acer Inc.	1.37	1,096,031
289,834		Asustek Computer Inc.	2.59	2,075,338
796,078		Compal Electronics Inc.	1.19	950,469
2,403,363		Hon Hai Precision Industry Co., Ltd.	11.27	9,027,112
1,021,046		Quanta Computer Inc.	2.06	1,654,798
773,369		Wistron Corp.	1.76	1,409,137
				16,212,885
Electrical & Machinery — 0.81%
348,000		Teco Electric & Machinery Co., Ltd.	0.25	201,349
751,837	*	Walsin Lihwa Corp.	0.56	447,021
				648,370
Electronic Components — 11.43%
263,343		Catcher Technology Co., Ltd.	0.76	606,102
417,000		Coretronic Corp.	0.80	639,836
681,991		Delta Electronics Inc.	3.55	2,844,990
215,658	*	E Ink Holdings Inc.	0.52	417,763
137,715		Everlight Electronics Co.	0.48	386,956
257,678		Foxconn Technology Co., Ltd.	1.02	815,463
780,093	*	Pegatron Corp.	1.27	1,018,662
139,020		Shin Zu Shing Co., Ltd.	0.49	387,512
89,210		Simplo Technology Co., Ltd.	0.63	507,604
241,170		TXC Corp.	0.54	430,179
497,926		WPG Holdings Co., Ltd.	1.23	986,843
10,000		Young Fast Optoelectronics Co., Ltd.	0.14	113,800
				9,155,710

Electronics/Other — 2.45%
208,950		Lumax International Corp., Ltd.	0.44	352,002
697,766		Synnex Technology International Corp.	2.01	1,614,879
				1,966,881
Financial Services — 3.58%
1,208,550		Cathay Financial Holding Co., Ltd.	2.30	1,844,716
831,557		Fubon Financial Holding Co., Ltd.	1.28	1,022,069
				2,866,785
Flat-Panel Displays — 5.92%
3,182,292	*	AU Optronics Corp.	4.12	3,295,920
1,062,732	*	Chimei Innolux Corp.	1.80	1,443,791
				4,739,711
Food — 4.95%
158,943	Great Wall Enterprises Co.	0.20	$ 158,013
436,000	Tingyi (Cayman Islands) Holdings Corp.	1.50	1,205,056
1,448,992	Uni-President Enterprise Corp.	2.35	1,878,229
776,000	Want Want China Holdings, Ltd.	0.90	720,926
			3,962,224
Glass, Paper & Pulp — 0.85%
673,995	Taiwan Glass Industrial Corp.	0.85	682,979

Hotels — 0.17%
8,470	Formosa International Hotels Corp.	0.17	138,085

Plastics — 12.79%
1,069,897	Formosa Chemicals & Fiber Corp.	3.22	2,582,144
1,491,271	Formosa Plastics Corp.	4.57	3,656,315
1,830,968	Nan Ya Plastics Corp.	5.00	4,003,395
			10,241,854
Retailing — 0.72%
90,046	Far Eastern Department Stores Co., Ltd.	0.14	113,122
107,445	President Chain Store Corp.	0.58	461,956
			575,078
Rubber — 1.39%
507,192	Cheng Shin Rubber Ind. Co., Ltd.	1.39	1,115,456

Semiconductors — 16.73%
2,352,434	Advanced Semiconductor Engineering Inc.	2.37	1,898,762
350,044	MediaTek Inc.	6.13	4,912,231
100,851	Powertech Technology Inc.	0.40	323,995
495,193	Siliconware Precision Industries Co., Ltd.	0.65	519,206
2,566,284	Taiwan Semiconductor Manufacturing Co., Ltd.	6.35	5,086,136
1,494,397	United Microelectronics Corp.	0.83	661,618
			13,401,948
Steel — 4.66%
3,531,513	China Steel Corp.	4.55	3,646,321
96,004	Tung Ho Steel Enterprise Corp.	0.11	89,612
			3,735,933
Textiles — 1.47%
854,080	Far Eastern New Century Corp.	1.47	1,173,974

Transportation — 0.37%
151,000	U-Ming Marine Transport Corp.	0.37	296,372

Other Non-Tech — 2.39%
286,263	Giant Manufacturing Co., Ltd.	1.34	1,075,214
357,900	Merida Industry Co., Ltd.	0.77	617,799
Other Non-Tech (continued)
255,709	Pou Chen Corp.	0.28	223,560
			1,916,573

TOTAL COMMON STOCK (COST $66,647,520)	98.10	$ 78,583,101

SHORT TERM SECURITIES — 0.32%

Time Deposit — 0.32%
Citibank, London, 0.03%, Due 10/01/10	0.32	253,792

TOTAL SHORT-TERM SECURITIES (COST $253,792)	0.32	253,792

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE
(COST $66,901,312)	98.42	78,836,893

OTHER ASSETS (LESS LIABILITIES)	1.58	1,264,344

NET ASSETS	100.00	$ 80,101,237

At September 30, 2010, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes.  At September 30, 2010, the unrealized appreciation of $11,935,581 for financial reporting purposes consisted of $18,354,480 of gross unrealized appreciation and $6,418,899 of gross unrealized depreciation.

* Non-income producing: These stocks did not pay a cash dividend during the past year.

Notes to Schedule of Investments

— Fair Value Measurements and Disclosures — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new requirements for disclosures into and out of Levels I and II fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level III fair-valued measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level III reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level III activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that adoption will have on the Trust’s portfolio holdings disclosures.

    The Trust values its investments in accordance with Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement.  The changes to current practices, resulting from the application of ASC 820, relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurement. ASC 820 emphasizes that fair value is a market based measurement, not an entity specific measurement; as such, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between, (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The three levels defined by ASC 820 hierarchy are as follows:

    Level I – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

    Level II – Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly.  Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

    Level III – Unobservable pricing input at the measurement date for the asset or liability.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

    In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at September 30, 2010 using the fair value hierarchy:

At September 30, 2010	Level I*	Level II*	Level III	Total

Investments, at value	$78,836,893	-	-	$78,836,893
Common Stocks	78,583,101	-	-	78,583,101
Time Deposits	253,792	-	-	253,792

*At September 30, 2010, there were no significant transfers in or out of Level I and Level II fair value measurements.

— Subsequent Events — Management of the Fund has performed an evaluation of the subsequent events through the date the financial statements were issued.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are filed as Exhibits Ex.99.906 to this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By:  /s/ Steven R. Champion
Name: Steven R. Champion
Title: President and Chief Executive Officer (Principal Executive Officer)
Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Steven R. Champion
Name: Steven R. Champion
Title: President and Chief Executive Officer (Principal Executive Officer)
Date: November 24, 2010

By:  /s/ Regina Foley
Name: Regina Foley
Title: Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Date: November 24, 2010